Transamerica US Growth

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 0.7%
Raytheon Technologies Corp.	207,830	$ 11,779,804

Automobiles - 0.9%
Tesla, Inc. (A)	10,171	14,552,260

Beverages - 2.3%
Constellation Brands, Inc., Class A	109,985	19,599,327
Monster Beverage Corp. (A)	246,053	19,310,239

		38,909,566

Biotechnology - 3.1%
Biogen, Inc. (A)	27,500	7,553,975
Sarepta Therapeutics, Inc. (A) (B)	56,099	8,612,318
Seattle Genetics, Inc. (A)	97,236	16,167,430
Vertex Pharmaceuticals, Inc. (A)	75,518	20,540,896

		52,874,619

Building Products - 1.4%
Fortune Brands Home & Security, Inc.	313,009	23,945,189

Capital Markets - 1.2%
BlackRock, Inc.	17,364	9,984,473
S&P Global, Inc.	29,207	10,229,752

		20,214,225

Chemicals - 2.3%
PPG Industries, Inc.	115,924	12,479,219
Sherwin-Williams Co.	39,774	25,770,370

		38,249,589

Commercial Services & Supplies - 0.7%
Copart, Inc. (A)	130,903	12,206,705

Construction Materials - 0.6%
Vulcan Materials Co.	81,784	9,603,077

Consumer Finance - 1.1%
American Express Co.	195,291	18,224,556

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	163,245	9,383,323

Electrical Equipment - 0.7%
AMETEK, Inc.	130,983	12,214,165

Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	88,771	10,319,629
Zebra Technologies Corp., Class A (A)	44,534	12,502,920

		22,822,549

Entertainment - 2.1%
Activision Blizzard, Inc.	220,632	18,230,822
Walt Disney Co.	146,920	17,180,825

		35,411,647

Equity Real Estate Investment Trusts - 1.6%
American Tower Corp.	103,950	27,171,491

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	61,967	20,172,118

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.2%
Baxter International, Inc.	215,772	$ 18,638,385
Becton Dickinson & Co.	54,148	15,233,998
Danaher Corp.	49,092	10,004,950
Edwards Lifesciences Corp. (A)	169,166	13,264,306
Teleflex, Inc.	38,421	14,334,875

		71,476,514

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	127,785	38,690,742

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	82,188	15,967,485

Household Products - 2.0%
Colgate-Palmolive Co.	125,415	9,682,038
Procter & Gamble Co.	187,384	24,569,790

		34,251,828

Interactive Media & Services - 8.9%
Alphabet, Inc., Class A (A)	52,306	77,828,713
Facebook, Inc., Class A (A)	288,656	73,223,367

		151,052,080

Internet & Direct Marketing Retail - 8.1%
Amazon.com, Inc. (A)	43,576	137,904,096

IT Services - 10.0%
EPAM Systems, Inc. (A)	49,724	14,423,938
FleetCor Technologies, Inc. (A)	82,276	21,274,105
Global Payments, Inc.	109,602	19,511,348
GoDaddy, Inc., Class A (A)	191,581	13,464,313
Leidos Holdings, Inc.	101,955	9,702,038
Mastercard, Inc., Class A	148,231	45,733,710
PayPal Holdings, Inc. (A)	175,750	34,459,302
Square, Inc., Class A (A)	87,570	11,370,965

		169,939,719

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	82,303	34,069,327

Machinery - 1.5%
Illinois Tool Works, Inc.	71,024	13,138,730
Nordson Corp.	61,324	11,874,166

		25,012,896

Pharmaceuticals - 1.5%
Eli Lilly & Co.	165,944	24,939,724

Professional Services - 0.7%
Equifax, Inc.	68,656	11,160,719

Road & Rail - 0.4%
Uber Technologies, Inc. (A)	234,130	7,084,774

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (A)	296,498	22,957,840
Entegris, Inc.	217,688	15,653,944
KLA Corp.	76,806	15,348,143
Marvell Technology Group, Ltd.	426,407	15,551,063
Micron Technology, Inc. (A)	211,088	10,566,010
Teradyne, Inc.	143,703	12,783,819

		92,860,819

Software - 16.0%
Adobe, Inc. (A)	88,685	39,404,519
DocuSign, Inc. (A)	56,747	12,304,452

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Guidewire Software, Inc. (A)	103,819	$ 12,215,344
Microsoft Corp.	587,457	120,434,560
salesforce.com, Inc. (A)	186,548	36,348,878
ServiceNow, Inc. (A)	48,522	21,310,862
SS&C Technologies Holdings, Inc.	169,305	9,735,037
Workday, Inc., Class A (A)	107,024	19,362,782

		271,116,434

Specialty Retail - 1.4%
TJX Cos., Inc.	463,069	24,074,957

Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	364,091	154,753,239

Textiles, Apparel & Luxury Goods - 3.4%
NIKE, Inc., Class B	253,041	24,699,332
PVH Corp.	159,166	7,745,018
Under Armour, Inc., Class C (A)	914,905	8,682,448
VF Corp.	264,486	15,964,375

		57,091,173

Total Common Stocks (Cost $866,380,786)		1,689,181,409

Principal	Value
REPURCHASE AGREEMENT - 0.3%

Fixed Income Clearing Corp., 0.00% (C), dated 07/31/2020, to be repurchased at $5,583,638 on 08/03/2020. Collateralized by a U.S. Government Obligation, 1.63%, due 05/31/2023, and with a value of $5,695,407.

$ 5,583,638	$ 5,583,638

Total Repurchase Agreement (Cost $5,583,638)	5,583,638

Total Investments (Cost $871,964,424)	1,694,765,047
Net Other Assets (Liabilities) - (0.1)%	(1,498,506)

Net Assets - 100.0%	$ 1,693,266,541

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,689,181,409	$—	$—	$1,689,181,409
Repurchase Agreement	—	5,583,638	—	5,583,638

Total Investments	$1,689,181,409	$5,583,638	$—	$1,694,765,047

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $8,526,194, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,705,582. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at July 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 3